K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

February 3, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page for the Trust, the manually signed originals of which are maintained at the office of the Trust.

The Prospectus and the Statement of Additional Information included in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 110 to the Trust’s Registration Statement (“PEA No. 110”), which was filed with the Securities and Exchange Commission (the “SEC”) on January 23, 2015. The Post-Effective Amendment supercedes PEA No. 110 and is being filed to add Class K shares of AXA/AB Dynamic Growth Portfolio, AXA/Invesco Strategic Allocation Portfolio and AXA/Goldman Sachs Strategic Allocation Portfolio and to make other minor clarifying, updating and stylistic changes. No other substantive changes have been made to the Prospectus and the Statement of Information included in PEA No. 110.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

U.S. Securities and Exchange Commission

February 3, 2015

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Funds Management Group LLC

Clifford J. Alexander, Esq.

K&L Gates LLP